Destra Dividend Total Return Fund - Destra Dividend Total Return Fund	Oct. 03, 2016
Prospectus [Line Items]
Supplement [Text Block]

Destra Investment Trust

Destra Dividend Total Return Fund

(the “Fund”)

Supplement Dated October 3, 2016

To the Fund’s Prospectus

Dated February 1, 2016,

as supplemented on February 17, 2016, February 25, 2016

and September 13, 2016

The following information supplements the Fund’s Prospectus:

Effective October 1, 2016, the Board of Trustees has taken action to replace the Fund’s previous investment sub-advisor, Miller/Howard Investments, Inc. (“Miller/Howard”) with Hilton Capital Management, LLC (“Hilton”). All references to Miller/Howard throughout the Prospectus shall be replaced with Hilton. The Fund’s investment strategies have not changed.

Supplement Closing [Text Block]	Please Keep this Supplement with Your Fund’s Prospectus for Future Reference